Digital Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Digital Assets (Tables)
Schedule of change in digital assets
	September 30, 2022	December 31, 2021
Cryptocurrencies
Beginning balance	$6,107	$-
Purchase (sale) of cryptocurrencies	(6,107)	10,000
Impairment	-	(3,893)
Ending balance	$-	$6,107

	December 31, 2021	December 31, 2020
	Cryptocurrencies
Beginning balance	$-	$-
Purchase	10,000	-
Realized gain / (loss)	-	-
Impairment	(3,893)	-
Ending balance	$6,107	$-